Accounts Receivable	12 Months Ended
Mar. 31, 2026
Accounts Receivable [Abstract]
Accounts receivable

3. Accounts receivable

Trade and other receivables, net of allowance for credit losses consist of the following:

	As of March 31,
	2026	2025
Accounts receivable	$14,539	$12,590
Unbilled receivables	5,622	3,520
Less: allowance for credit losses	(411)	(477)
Accounts receivable, net	$19,750	$15,633

At March 31, 2026 and 2025, provisions for doubtful accounts receivables were approximately $411 and approximately $477, respectively.